Operations	6 Months Ended
Jun. 30, 2017
Operations
Operations

1. Operations

        Weibo Corporation ("Weibo" or the "Company") is a leading social media for people to create, share and discover Chinese-language content. It provides an unprecedented and simple way for people and organizations to publicly express themselves in real time, interact with others on a massive global platform and stay connected with the world. As a microcosm of the Chinese society and a cultural phenomenon in China, Weibo allows people to be heard publicly and exposed to the rich ideas, cultures and experiences of the broader world. Media outlets use Weibo as a source of news and a distribution channel for their headline news. Government agencies and officials use Weibo as an official communication channel for disseminating information timely and gauging public opinion to improve public services. Charities use Weibo to make the world a better place by launching charitable projects, seeking donations and volunteers and leveraging celebrities and organizations on Weibo to amplify their impact to society. Weibo generates its revenues mostly from advertising and marketing services, as well as from other services, including game-related services, VIP membership and data licensing.

        Incorporated in the Cayman Islands, Weibo Corporation is a controlled subsidiary of Sina Corporation (the "Parent" or "SINA"). In April 2014, the Company completed an initial public offering (the "IPO") with the new issuance of 19,320,000 Class A ordinary shares and received $306.5 million in net proceeds. Immediately prior to the completion of the IPO, all the ordinary shares held by SINA was converted into an equal number of the Class B ordinary shares, all the ordinary shares held by other shareholders was converted into an equal number of the Class A ordinary shares, and all of its outstanding preferred shares were automatically converted into 30,046,154 Class A ordinary shares. The call option held by a subsidiary of Alibaba Group was exercised to purchase 29,990,778 Class A ordinary shares from SINA and the Company. Each Class A ordinary share is entitled to one vote per share and each Class B ordinary share is entitled to three votes per share. Each Class B ordinary share can be converted into one Class A ordinary share at any time, while Class A ordinary shares cannot be converted into Class B ordinary shares.

Consolidation

        The unaudited interim condensed consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries and its variable interest entities ("VIE"), of which the Company is the primary beneficiary. All significant intercompany balances and transactions have been eliminated. Weibo Corporation, its subsidiaries, VIE and VIE's subsidiaries together are referred to as "the Group."

        The following sets forth the Company's major subsidiaries, VIE and VIE's subsidiary:

Company	Date of Incorporation	Place of Incorporation	Percentage of Direct/ Indirect Economic Interest
Major Subsidiaries*
Weibo Hong Kong Limited ("Weibo HK")	July 19, 2010	Hong Kong	100%
Weibo Internet Technology (China) Co., Ltd. ("Weibo Technology" or "the WFOE")	October 11, 2010	PRC	100%
Major VIE and VIE's subsidiary
Beijing Weimeng Technology Co., Ltd ("Weimeng")	August 9, 2010	PRC	100%
Beijing Weibo Interactive Internet Technology Co., Ltd. ("Weibo Interactive")	Acquired in May 2013	PRC	100%

*	Weibo HK is a wholly owned subsidiary of Weibo Corporation, and Weibo Technology is a wholly owned subsidiary of Weibo HK.

        To comply with PRC laws and regulations, the Group provides a substantial amount of its services in China via the VIE, which holds critical operating licenses that enable the Group to do business in China. Most of the Group's revenues, costs and net income in China were generated directly or indirectly through the VIE. The Company, through its subsidiary, has signed various agreements with the VIE to allow the transfer of economic benefits from the VIE to the Company. The Group has determined that it is the primary beneficiary of the VIE through Weibo Technology's contractual arrangements with the VIE. Accordingly, the Company has consolidated the VIE's results of operations and assets and liabilities in the Group's unaudited interim condensed consolidated financial statements pursuant to the United States Generally Accepted Accounting Principles ("US GAAP") for all the periods presented.

        Shareholders of the VIE are certain nominee shareholders of the Company or SINA. The capital for their investments in the VIE is funded by the Company and recorded as interest-free loans to these individuals. These loans were eliminated with the capital of the VIE during consolidation. Each shareholder of the VIE has agreed to transfer his equity interest in the VIE to Weibo Technology when permitted by PRC laws and regulations or to designees of the Company at any time for the amount of loans outstanding. All voting rights of the VIE, including without limitation the right to appoint all directors of the VIE, have been assigned to Weibo Technology. Weibo Technology has also entered into exclusive technical service agreements with the VIE under which Weibo Technology provides technical and other services to the VIE in exchange for substantially all net income of the VIE. In addition, the shareholders of the VIE have pledged their shares in the VIE as collateral for the non-payment of loans or for the technical and other services fees due to Weibo Technology.

        The following table sets forth the assets, liabilities, results of operations and cash flows of the VIE and VIE's subsidiaries taken as a whole, which are included in the Group's unaudited interim condensed consolidated balance sheets and statements of comprehensive income:

	As of
	December 31,	June 30,
	2016	2017
	(In thousands)
Total assets	$276,330	$331,368
Total liabilities	$308,990	$360,379

	Six Months ended June 30,
	2016	2017
	(In thousands)
Net revenues	$207,859	$353,776
Net income (loss)	$(11,356)	$4,528

	Six Months ended June 30,
	2016	2017
	(In thousands)
Net decrease in cash and cash equivalents	$(77,377)	$(22,417)

        Under the contractual arrangements with the VIE, the Company has the power to direct activities of the VIE through Weibo Technology and can have assets transferred freely out of the VIE without restrictions. Therefore, the Company considers that there is no asset of the VIE that can only be used to settle obligations of the VIE and VIE's subsidiaries, except for the registered capital and non-distributable reserve funds of the VIE and VIE's subsidiaries, amounting to $56.2 million and $56.2 million as of December 31, 2016 and June 30, 2017, respectively. Since the VIE is incorporated as limited liability company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIE. As the Company is conducting certain businesses mainly through the VIE, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

        Unrecognized revenue-producing assets held by the VIE include the Internet Content Provision License, the Online Culture Operating Permit, and the domain names of Weibo.com, Weibo.cn and Weibo.com.cn. Recognized revenue-producing assets held by the VIE include customer lists relating to game-related services, game platform technology and a non-compete agreement, which were acquired mostly through acquisitions. Unrecognized revenue-producing assets, including customer lists relating to advertising and marketing services, game-related services, VIP membership and data licensing, as well as trademarks, are also held by Weibo Technology.

        The following is a summary of the VIE agreements:

        Loan Agreements.    The Company's wholly owned subsidiary Weibo Technology has granted interest-free loans to each shareholder of the VIE with the sole purpose of providing funds necessary for capital injection into the VIE. The terms of the loans are for ten years, and Weibo Technology has the right to, at its own discretion, shorten or extend the terms of the loans, if necessary. These loans were eliminated with the capital of the VIE during consolidation.

        Share Transfer Agreements.    Each shareholder of the VIE has granted Weibo Technology an option to purchase his shares in the VIE at a purchase price equal to the amount of the capital injection. Weibo Technology may exercise such option at any time until it has acquired all of the shares of the VIE, subject to applicable PRC laws. The option will be effective until the earlier of (i) the shareholders of the VIE and Weibo Technology have fully performed their obligations under this agreement, and (ii) the respective shareholders of the VIE and Weibo Technology agree to terminate the share transfer agreement in writing.

        Loan Repayment Agreements.    Each shareholder of the VIE has agreed with Weibo Technology that the interest-free loans under the loan agreements shall only be repaid through share transfer. Once the share transfers are completed, the purchase price for the share transfer will be set off against the loan repayment.

        Agreements on Authorization to Exercise Shareholder's Voting Power.    Each shareholder of the VIE has authorized Weibo Technology to exercise all his voting power as a shareholder of the VIE on all matters requiring shareholders' approval under PRC laws and regulations and the articles of association of the VIE, including without limitation to the appointment of directors, transfer, mortgage or dispose of the VIE's assets, transfer of any equity interest in the VIE, and merger, split, dissolution and liquidation of the VIE. The authorizations are irrevocable and will not expire until the VIE dissolves.

        Share Pledge Agreements.    Each shareholder of the VIE has pledged all of his shares in the VIE and all other rights relevant to the share rights to Weibo Technology, as a collateral security for his obligations to pay off all debts to Weibo Technology, under the loan agreement and for the payment obligations of the VIE under the trademark license agreement and the technical services agreement. In the event of default of any payment obligations, Weibo Technology will be entitled to certain rights, including transferring the pledged shares to itself and disposing the pledged shares through sale or auction. During the term of each agreement, Weibo Technology is entitled to receive all dividends and distributions paid on the pledged shares. The pledges will be effective until the earlier of (i) the VIE and the shareholders of the VIE have fully performed their obligations under the above-referred agreements, and (ii) Weibo Technology unilaterally consents to terminate the respective share pledge agreement.

        Exclusive Technical Services Agreement, Exclusive Sales Agency Agreement and Trademark License Agreement.    The VIE has entered into an exclusive technical services agreement, an exclusive sales agency agreement and a trademark license agreement with Weibo Technology. Under the exclusive technical services agreement, Weibo Technology is engaged to provide technical services for the VIE's online advertising and other related businesses. Under the exclusive sales agency agreement, the VIE has granted Weibo Technology the exclusive right to distribute, sell and provide agency services for all the products and services provided by the VIE. The term of the technical service agreement and the sales agency agreement will not expire until the VIE dissolves.

        Due to its control over the VIE, Weibo Technology has the right to determine the service fee to be charged to the VIE under these agreements. By considering, among other things, the technical complexity of the service, the actual cost that may be incurred for providing such service, the operations of the VIE, applicable tax rates, planned capital expenditure and business strategies.

        Under the trademark license agreement, Weibo Technology has granted the VIE trademark licenses to use its trademarks for specific areas, and the VIE is obligated to pay license fees to Weibo Technology. The term of the agreement is for one year and is automatically renewed provided that there is no objection from Weibo Technology.

        The Company believes that the contractual arrangements among its subsidiary, VIE and VIE's shareholders are in compliance with the current PRC laws and legally enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company's ability to enforce these contractual arrangements. As a result, the Company may be unable to consolidate the VIE and VIE's subsidiaries in the unaudited interim condensed consolidated financial statements. The Company's ability to control the VIE also depends on the authorization by the shareholders of the VIE to exercise voting rights on all matters requiring shareholder approval in the VIE. The Company believes that the agreements on authorization to exercise shareholder's voting power are legally enforceable. In addition, if the legal structure and contractual arrangements with the VIE were found to be in violation of any future PRC laws and regulations, the Company may be subject to fines or other actions. The Company believes the possibility that it will no longer be able to control and consolidate the VIE will occur as a result of the aforementioned risks and uncertainties are remote.